UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

   December 31, 2004

		Market
		Value
Vanguard Equity Income Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (94.8%)

Auto&Transportation (2.3%)
General Motors Corp.	1,171,800	$ 46,942
Gentex Corp.	502,100	18,588
Delphi Corp.	998,100	9,003
Burlington Northern Santa Fe Corp.	166,800	7,891
Tidewater Inc.	214,600	7,642

		90,066

Consumer Discretionary (6.5%)
Kimberly-Clark Corp.	502,675	33,081
Newell Rubbermaid, Inc.	1,110,750	26,869
Regal Entertainment Group Class A	1,034,100	21,458
May Department Stores Co.	635,804	18,693
* The News Corp., Inc.	955,250	17,825
Maytag Corp.	819,600	17,294
Gannett Co., Inc.	204,200	16,683
Leggett&Platt, Inc.	544,100	15,469
McDonald's Corp.	311,600	9,990
Belo Corp. Class A	357,200	9,373
R.R. Donnelley&Sons Co.	255,600	9,020
Limited Brands, Inc.	352,812	8,122
Eastman Kodak Co.	245,624	7,921
Gillette Co.	171,508	7,680
Home Depot, Inc.	169,675	7,252
* Accenture Ltd.	231,100	6,240
Viacom Inc. Class B	142,200	5,175
Tribune Co.	98,125	4,135
Avon Products, Inc.	92,100	3,564

		245,844

Consumer Staples (6.7%)
Altria Group, Inc.	786,750	48,070
General Mills, Inc.	451,173	22,428
The Coca-Cola Co.	479,505	19,962
Kellogg Co.	436,310	19,486
Albertson's, Inc.	732,400	17,490
Colgate-Palmolive Co.	340,000	17,394
H.J. Heinz Co.	425,364	16,585
The Procter&Gamble Co.	260,138	14,328
Kraft Foods Inc.	397,500	14,155
Diageo PLC ADR	224,250	12,980
PepsiCo, Inc.	171,400	8,947
Sysco Corp.	226,100	8,630
ConAgra Foods, Inc.	287,300	8,461
Carolina Group	268,300	7,767
Sara Lee Corp.	301,570	7,280
The Clorox Co.	121,897	7,183
Campbell Soup Co.	224,366	6,706

		257,852

Financial Services (31.0%)
Citigroup, Inc.	2,778,766	133,881
Bank of America Corp.	2,755,754	129,493
JPMorgan Chase&Co.	1,754,409	68,440
Wells Fargo&Co.	891,365	55,398
SunTrust Banks, Inc.	741,200	54,760
Morgan Stanley	882,750	49,010
Merrill Lynch&Co., Inc.	674,523	40,316
U.S. Bancorp	1,220,731	38,233
National City Corp.	1,004,400	37,715
XL Capital Ltd. Class A	482,000	37,427
PNC Financial Services Group	650,894	37,387
Fannie Mae	494,700	35,228
Wachovia Corp.	621,924	32,713
The Bank of New York Co., Inc.	894,275	29,887
First Horizon National Corp.	644,200	27,771
Comerica, Inc.	410,800	25,067
The Chubb Corp.	322,801	24,823
ACE Ltd.	577,200	24,675
Regency Centers Corp. REIT	401,400	22,238
Freddie Mac	279,350	20,588
Washington Mutual, Inc.	473,965	20,039
Northern Trust Corp.	391,700	19,029
Mellon Financial Corp.	576,100	17,922
Marsh&McLennan Cos., Inc.	543,100	17,868
New York Community Bancorp, Inc.	841,800	17,316
Fifth Third Bancorp	361,900	17,111
American International Group, Inc.	192,900	12,668
Regions Financial Corp.	293,027	10,429
Synovus Financial Corp.	353,000	10,089
BB &T Corp.	221,700	9,322
Cincinnati Financial Corp.	203,470	9,006
Fidelity National Financial, Inc.	189,640	8,661
Jefferson-Pilot Corp.	164,900	8,568
Protective Life Corp.	181,100	7,731
Astoria Financial Corp.	192,100	7,678
City National Corp.	107,100	7,567
Aon Corp.	307,600	7,339
Allstate Corp.	138,700	7,174
Zions Bancorp	105,300	7,164
KeyCorp	208,770	7,077
FirstMerit Corp.	248,000	7,066
Lincoln National Corp.	147,762	6,898
Nationwide Financial Services, Inc.	176,500	6,748
MBNA Corp.	231,200	6,518
Mercury General Corp.	72,200	4,326
General Growth Properties Inc. REIT	119,230	4,311

		1,190,675

Health Care (7.2%)
Wyeth	1,330,398	56,662
Pfizer Inc.	2,000,155	53,784
Abbott Laboratories	1,021,136	47,636
Baxter International, Inc.	859,000	29,670
Johnson&Johnson	373,541	23,690
Merck&Co., Inc.	541,988	17,419
Eli Lilly&Co.	304,769	17,296
Bristol-Myers Squibb Co.	629,732	16,134
GlaxoSmithKline PLC ADR	286,893	13,596

		275,887

Integrated Oils (8.2%)
ExxonMobil Corp.	2,118,830	108,611
ConocoPhillips Co.	708,500	61,519
BP PLC ADR	785,286	45,861
ChevronTexaco Corp.	733,920	38,538
Shell Transport&Trading Co. ADR	657,000	33,770
Unocal Corp.	328,075	14,186
Royal Dutch Petroleum Co. ADR	212,500	12,193

		314,678

Other Energy (0.4%)
Kerr-McGee Corp.	128,400	7,420
Williams Cos., Inc.	428,900	6,987

		14,407

Materials&Processing (8.3%)
Dow Chemical Co.	1,247,645	61,771
Alcoa Inc.	1,827,800	57,429
E.I. du Pont de Nemours&Co.	922,727	45,260
PPG Industries, Inc.	435,700	29,697
Air Products&Chemicals, Inc.	324,600	18,817
Weyerhaeuser Co.	265,900	17,874
Archer-Daniels-Midland Co.	795,000	17,736
Freeport-McMoRan Copper&Gold, Inc. Class B	263,300	10,066
Eastman Chemical Co.	143,000	8,255
Sonoco Products Co.	251,700	7,463
Avery Dennison Corp.	106,100	6,363
Lyondell Chemical Co.	219,800	6,357
International Paper Co.	141,620	5,948
Aracruz Celulose SA ADR	154,600	5,828
Sappi Ltd. ADR	394,100	5,714
Alcan Inc.	87,825	4,307
MeadWestvaco Corp.	124,600	4,223
Temple-Inland Inc.	60,200	4,118
Lafarge North America Inc.	46,300	2,376

		319,602

Producer Durables (5.7%)
Caterpillar, Inc.	955,500	93,171
Emerson Electric Co.	918,959	64,419
Pitney Bowes, Inc.	303,935	14,066
Koninklijke (Royal) Philips Electronics N.V. NYS	472,650	12,525
Northrop Grumman Corp.	171,150	9,304
Lockheed Martin Corp.	157,775	8,764
United Technologies Corp.	65,100	6,728
Dover Corp.	139,900	5,867
The Boeing Co.	77,732	4,024
Hubbell Inc. Class B	60,400	3,159

		222,027

Technology (2.6%)
Hewlett-Packard Co.	1,653,900	34,682
Rockwell Automation, Inc.	413,800	20,504
Electronic Data Systems Corp.	788,500	18,214
Microsoft Corp.	374,750	10,010
International Business Machines Corp.	82,500	8,133
Raytheon Co.	194,200	7,541

		99,084

Utilities (12.9%)
SBC Communications Inc.	2,261,673	58,283
Dominion Resources, Inc.	596,485	40,406
FPL Group, Inc.	511,233	38,215
BellSouth Corp.	1,364,704	37,925
Entergy Corp.	546,650	36,948
Verizon Communications Inc.	873,982	35,405
Exelon Corp.	779,300	34,344
Sprint Corp.	1,058,400	26,301
Puget Energy, Inc.	769,600	19,009
TXU Corp.	269,600	17,405
Duke Energy Corp.	675,334	17,106
AT&T Corp.	825,870	15,741
Questar Corp.	275,000	14,014
SCANA Corp.	354,625	13,972
DPL Inc.	370,700	9,308
Kinder Morgan, Inc.	125,000	9,141
Pinnacle West Capital Corp.	200,400	8,900
PPL Corp.	165,400	8,813
Cinergy Corp.	210,500	8,763
Northeast Utilities	462,500	8,718
ALLTEL Corp.	131,200	7,709
NiSource, Inc.	299,500	6,823
Wisconsin Energy Corp.	196,900	6,638
Ameren Corp.	130,300	6,533
Public Service Enterprise Group, Inc.	102,600	5,312
MCI Inc.	261,400	5,270

		497,002

Other (3.0%)
General Electric Co.	1,108,824	40,472
Honeywell International Inc.	654,437	23,174
Teleflex Inc.	366,800	19,052
Textron, Inc.	185,600	13,697
Tyco International Ltd.	312,200	11,158
ITT Industries, Inc.	86,500	7,305

		114,858

TOTAL COMMON STOCKS
(Cost $2,848,119)		3,641,982

TEMPORARY INVESTMENTS (6.0%)

Exchange - Traded Fund (2.4%)
Vanguard Index Participation Equity Receipts - Val	1,652,200	90,458

Money Market Fund (3.2%)
Vanguard Market Liquidity Fund, 2.26%**	123,067,394	123,067

	Face
	Amount
	(000)

U.S. Government and Agency Obligations (0.2%)
U.S. Treasury Bill	$ 7,000	6,991
(1)1.74%-1.86%, 1/27/2005
Federal National Mortgage Assn.+	2,000	1,999
(1)1.84%, 1/10/2005

		8,990

Repurchase Agreement (0.2%)
Goldman Sachs&Co.	9,500	9,500
2.29%, 01/03/2005
(Dated 12/31/2004,
Repurchase Value $9,502,000
collateralized by Federal National Mortgage Assn.,
5.0%, 06/01/2024)

TOTAL TEMPORARY INVESTMENTS
(Cost $226,442)		232,015

TOTAL INVESTMENTS (100.8%)
(Cost $3,074,561)		3,873,997

OTHER ASSETS AND LIABILITIES-NET (-0.8%)		(30,751)
NET ASSETS (100%)		3,843,246

*	Non-income-producing security.

**	Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

(1)	Securities with an aggregate value of $8,990,000 have been segregated as initial margin for open futures contracts. ADR — American Depositary Receipt. REIT— Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $3,074,561,000. Net unrealized appreciation of investment securities for tax purposes was $799,436,000, consisting of unrealized gains of $824,189,000 on securities that had risen in value since their purchase and $24,753,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 99.2% and 1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	109	$33,073	$257
S&P MidCap 400 Index	95	31,604	633
E-mini S&P 500	144	8,739	48
E-mini S&P MidCap	122	8,117	108

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.